Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure of Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis. Transfers between levels of the fair value are recognized anually at each fiscal year end:

	Yen in millions
	Transition date April 1, 2019
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	19,209	25,047	15,171	59,426
Stocks	—	—	110,991	110,991
Derivative financial instruments	—	200,256	77	200,333
Other	182,470	103,989	—	286,459

Total	201,678	329,292	126,239	657,209

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	4,359,335	1,427,428	19,739	5,806,502
Stocks	2,155,236	—	177,389	2,332,625
Other	6,920	469	—	7,388

Total	6,521,490	1,427,897	197,218	8,146,515

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(231,915)	—	(231,915)

Total	—	(231,915)	—	(231,915)

	Yen in millions
	March 31, 2020
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	17,676	28,203	12,831	58,711
Stocks	—	—	149,905	149,905
Derivative financial instruments	—	503,826	—	503,826
Other	188,122	98,060	—	286,182

Total	205,798	630,090	162,737	998,625

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	3,197,097	2,155,491	20,099	5,372,687
Stocks	1,895,189	—	220,547	2,115,736
Other	5,964	27,104	—	33,067

Total	5,098,250	2,182,595	240,646	7,521,491

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(437,369)	—	(437,369)

Total	—	(437,369)	—	(437,369)

	Yen in millions
	March 31, 2021
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	22,926	28,269	8,406	59,600
Stocks	—	—	317,101	317,101
Derivative financial instruments	—	282,364	—	282,364
Other	366,570	123,255	—	489,824

Total	389,495	433,887	325,506	1,148,889

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	3,075,042	2,981,239	19,218	6,075,498
Stocks	2,623,964	—	321,816	2,945,780
Other	7,986	—	—	7,986

Total	5,706,991	2,981,239	341,034	9,029,264

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(425,980)	—	(425,980)

Total	—	(425,980)	—	(425,980)

Disclosure of Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2020 and 2021:

	Yen in millions
	For the year ended March 31, 2020
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	34,910	288,380	77	323,366
Total gains (losses)
Net income (loss)	(932)	(2,507)	—	(3,439)
Other comprehensive income (loss)	—	13,822	—	13,822
Purchases and issuances	7,284	157,643	—	164,927
Sales and settlements	(8,770)	(1,184)	(77)	(10,031)
Transfer from Level 3	—	(61,008)	—	(61,008)
Others	439	(24,693)	—	(24,254)

Balance at end of year	32,931	370,452	—	403,383

Unrealized gains or losses included in profit or loss on assets held at March 31	(815)	(2,507)	—	(3,322)

Total	(815)	(2,507)	—	(3,322)

	Yen in millions
	For the year ended March 31, 2021
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	32,931	370,452	—	403,383
Total gains (losses)
Net income (loss)	980	162,055	—	163,035
Other comprehensive income (loss)	—	72,014	—	72,014
Purchases and issuances	316	58,578	—	58,894
Sales and settlements	(5,223)	(497)	—	(5,720)
Transfer from Level 3	(2,760)	—	—	(2,760)
Others	1,380	(23,686)	—	(22,306)

Balance at end of year	27,623	638,917	—	666,540

Unrealized gains or losses included in profit or loss on assets held at March 31	983	162,055	—	163,038

Total	983	162,055	—	163,038

Disclosure of Carrying Amount And Fair Value of Financial Assets And Liabilities
The following table summarizes the carrying amount and the fair value of financial assets and liabilities measured on an amortized cost basis:

	Yen in millions
	Transition date April 1, 2019
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	16,938,395	—	—	17,167,354	17,167,354
Interest-bearing liabilities
Long-term debt (Including current portion)	14,785,662	—	12,805,942	1,833,623	14,639,565

	Yen in millions
	March 31, 2020
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	17,039,401	—	—	17,235,037	17,235,037
Interest-bearing liabilities
Long-term debt (Including current portion)	15,237,740	—	13,128,224	1,966,646	15,094,870

	Yen in millions
	March 31, 2021
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	19,205,715	—	—	19,939,810	19,939,810
Interest-bearing liabilities
Long-term debt (Including current portion)	20,718,142	—	17,749,022	3,244,912	20,993,934